Liquidity	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about financial instruments [abstract]
Liquidity	10. Liquidity
The Treasury function is responsible for raising finance for the Group, managing the Group’s cash resources and the financial risks arising from underlying operations. All these activities are carried out under defined policies, procedures and limits, reviewed and approved by the Board, delegating oversight to the Finance Director and Treasury function. The Group has targeted an average centrally managed bond maturity of at least five years with no more than 20% of centrally managed debt maturing in a single rolling 12-month period.
As at 30 June 2026, the average centrally managed debt maturity of bonds was 9.3 years (30 June 2025: 10.0 years; 31 December
2025: 9.5 years) and the highest proportion of centrally managed debt maturing in a single rolling 12-month period was 15.1% (30
June 2025: 15.3%; 31 December 2025: 15.1%).
The Group continues to maintain investment-grade credit ratings, with ratings from Moody’s, S&P and Fitch at Baa1 (stable outlook), BBB+ (stable outlook) and A- (stable outlook), respectively. The strength of the ratings has underpinned debt issuance and the Group is confident of its ability to continue to successfully access the debt capital markets. A credit rating is not a recommendation to buy, sell or hold securities. A credit rating may be subject to withdrawal or revision at any time. Each rating should be evaluated separately of any other rating.
In order to manage its interest rate risk, the Group maintains both floating and fixed rate debt. The Group sets targets (within overall guidelines) for the desired ratio of floating to fixed rate debt on a net basis (at least 50% fixed on a net basis in the short to medium term). At 30 June 2026, the relevant ratio of floating to fixed rate borrowings after the impact of derivatives was 25:75
(30 June 2025: 26:74; 31 December 2025: 24:76). Excluding cash and other liquid assets in Canada, which are subject to restrictions associated with the Approved Plans in Canada, the ratio of floating to fixed rate borrowings was 20:80 (30 June 2025:
20:80; 31 December 2025: 14:86).
Available facilities
It is Group policy that short-term sources of funds (including drawings under both the US$4 billion U.S. commercial paper programme and £3 billion euro commercial paper programme) are backed by undrawn committed lines of credit and cash. As at 30 June 2026, commercial paper of £157 million was outstanding (30 June 2025: £700 million; 31 December 2025: £nil). Cash flows relating to commercial paper issuances with maturity periods of three months or less are presented on a net basis in the Group’s cash flow statement.
At 30 June 2026, the Group had access to a £5.0 billion revolving credit facility. This revolving credit facility was undrawn at 30
June 2026. In November 2025, the Group refinanced its existing £5.2 billion facility at the reduced amount of £5.0 billion comprising (i) a £2.5 billion 364-day tranche with two one-year extension options and a one-year term-out option and (ii) a
£2.5 billion five-year tranche with two one-year extension options.
During the first six months of 2026, the Group refinanced or extended short-term bilateral facilities. These facilities totalled
£2.3 billion as at  30 June 2026, targeting to maintain £2.4 billion in the current financing cycle. As at 30 June 2026, £415 million was drawn on a short-term basis with £1.9 billion undrawn and still available under such bilateral facilities. Cash flows relating to bilateral facilities that have maturity periods of three months or less are presented on a net basis in the Group’s cash flow statement.
In January 2025, the Group entered into a medium-term facility of £475 million (equivalent), which was fully drawn as at 30 June
2026.
Issuance, drawdowns and repayments in the period
–In March 2026, the Group repaid a US$1.5 billion bond at maturity; and
–In May 2026, the Group accessed the Euro market under its EMTN Programme, raising a total of €500 million